Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000015044 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000015044 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015044 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000015044 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000015044 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000015044 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000015044 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000015044 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000015044 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000015044 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000015044 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000015044 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000015044 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000015042 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000015042 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015042 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000015042 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000015042 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000015042 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000015042 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000015042 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000015042 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000015042 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000015042 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000015042 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000015042 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000015051 [Member] | U S Treasury Obligations Quality [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
C000015051 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015051 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015051 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000015051 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000015051 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015051 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000015051 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
C000015051 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
C000015051 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
C000015051 [Member] | Cash Collateral Invested for Securities on Loan [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015051 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015053 [Member] | U S Treasury Obligations Quality [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
C000015053 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015053 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015053 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000015053 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000015053 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015053 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000015053 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
C000015053 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
C000015053 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
C000015053 [Member] | Cash Collateral Invested for Securities on Loan [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015053 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015059 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000015059 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000015059 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015059 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000015059 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000015059 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000015059 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000015059 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000015059 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015059 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000015059 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000015059 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000015059 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.90%
C000015059 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.20%
C000015059 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	8.00%
C000015059 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.20%
C000015059 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015059 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015059 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015059 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	1.20%
C000015059 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.80%
C000015059 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015059 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	5.70%
C000015059 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.10%
C000015059 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	1.10%
C000015059 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015059 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.40%
C000015059 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.80%
C000015059 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000015059 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.00%
C000015059 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.60%
C000015059 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015059 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000015059 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	91.20%
C000015059 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000015059 [Member] | Cash Collateral Invested for Securities on Loan [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000015059 [Member] | Long Equity Index Futures Notional Value [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000015059 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000015057 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000015057 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000015057 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015057 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000015057 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000015057 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000015057 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000015057 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000015057 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015057 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000015057 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000015057 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000015057 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.90%
C000015057 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.20%
C000015057 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	8.00%
C000015057 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.20%
C000015057 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015057 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015057 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015057 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	1.20%
C000015057 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.80%
C000015057 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015057 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	5.70%
C000015057 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.10%
C000015057 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	1.10%
C000015057 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015057 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.40%
C000015057 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.80%
C000015057 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000015057 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.00%
C000015057 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.60%
C000015057 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015057 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000015057 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	91.20%
C000015057 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000015057 [Member] | Cash Collateral Invested for Securities on Loan [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000015057 [Member] | Long Equity Index Futures Notional Value [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000015057 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000015273 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000015273 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015273 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.10%
C000015273 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%
C000015273 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000015273 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000015273 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000015273 [Member] | General [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000015273 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000015273 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000015273 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000015273 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000015273 [Member] | School District [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000015273 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000015273 [Member] | Power [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000015273 [Member] | Water [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000015273 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015273 [Member] | General Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000015275 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000015275 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015275 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.10%
C000015275 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%
C000015275 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000015275 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000015275 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000015275 [Member] | General [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000015275 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000015275 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000015275 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000015275 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000015275 [Member] | School District [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000015275 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000015275 [Member] | Power [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000015275 [Member] | Water [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000015275 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015275 [Member] | General Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000247853 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000247853 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	58.80%
C000247853 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	40.20%
C000015425 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015425 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	58.80%
C000015425 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	40.20%
C000015424 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015424 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	58.80%
C000015424 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	40.20%
C000215930 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000215930 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	58.80%
C000215930 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	40.20%
C000015427 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015427 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	58.80%
C000015427 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	40.20%
C000015430 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015430 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000015430 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	37.30%
C000015430 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	40.30%
C000109084 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000109084 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000109084 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	37.30%
C000109084 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	40.30%
C000015429 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015429 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000015429 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	37.30%
C000015429 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	40.30%
C000015428 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015428 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000015428 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	37.30%
C000015428 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	40.30%
C000247854 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000247854 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000247854 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	37.30%
C000247854 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	40.30%
C000107165 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000107165 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000107165 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
C000107165 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.80%
C000107165 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000107165 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000107165 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000107165 [Member] | General [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000107165 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000107165 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000107165 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000107165 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000107165 [Member] | School District [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000107165 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000107165 [Member] | Power [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000107165 [Member] | Water [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000107165 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000107165 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000107165 [Member] | General Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000107165 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000107164 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000107164 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000107164 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
C000107164 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.80%
C000107164 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000107164 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000107164 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000107164 [Member] | General [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000107164 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000107164 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000107164 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000107164 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000107164 [Member] | School District [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000107164 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000107164 [Member] | Power [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000107164 [Member] | Water [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000107164 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000107164 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000107164 [Member] | General Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000107164 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000107168 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000107168 [Member] | Cash Collateral Invested for Securities on Loan [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000107168 [Member] | Real Estate Related Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000107168 [Member] | Real Estate Related Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000107168 [Member] | Real Estate Related Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000107168 [Member] | Real Estate Related Investment Company [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000107168 [Member] | Commodity Related Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	45.80%
C000107168 [Member] | Commodity Related Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000107169 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000107169 [Member] | Cash Collateral Invested for Securities on Loan [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000107169 [Member] | Real Estate Related Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000107169 [Member] | Real Estate Related Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000107169 [Member] | Real Estate Related Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000107169 [Member] | Real Estate Related Investment Company [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000107169 [Member] | Commodity Related Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	45.80%
C000107169 [Member] | Commodity Related Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000107171 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000107171 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000107171 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000107171 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000107171 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000107171 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000107171 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000107171 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000107171 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000107171 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000107171 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000107171 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000107171 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	46.00%
C000107171 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.10%
C000107171 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.70%
C000107171 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.40%
C000107171 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.30%
C000107171 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	1.20%
C000107171 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.40%
C000107171 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.40%
C000107171 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.20%
C000107171 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.70%
C000107171 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000107171 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107171 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.30%
C000107171 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	94.80%
C000107171 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000107171 [Member] | Long Equity Index Futures Notional Value [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107171 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000107171 [Member] | Short Equity Index Futures Notional Value [Member]
Holdings [Line Items]
Percent of Total Investments	(47.10%)
C000107171 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000107170 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000107170 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000107170 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000107170 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000107170 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000107170 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000107170 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000107170 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000107170 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000107170 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000107170 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000107170 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000107170 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	46.00%
C000107170 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.10%
C000107170 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.70%
C000107170 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.40%
C000107170 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.30%
C000107170 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	1.20%
C000107170 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.40%
C000107170 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.40%
C000107170 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.20%
C000107170 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.70%
C000107170 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000107170 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107170 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.30%
C000107170 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	94.80%
C000107170 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000107170 [Member] | Long Equity Index Futures Notional Value [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000107170 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000107170 [Member] | Short Equity Index Futures Notional Value [Member]
Holdings [Line Items]
Percent of Total Investments	(47.10%)
C000107170 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000107172 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000107172 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000107172 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%
C000107172 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000107172 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000107172 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000107172 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000107172 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000107172 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000107172 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000107172 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000107172 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000107172 [Member] | Cash Collateral Invested for Securities on Loan [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000107172 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%